Contingent Liabilities, Commitments And Other Financial Obligations	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Contingent Liabilities, Commitments And Other Financial Obligations

36. Contingent liabilities, commitments and other financial obligations

36.1. Contingent liabilities

Within the course of its ordinary activities, the Group may be involved in legal disputes from time to time. Based on the assessment of the Management Board as well as legal counsel, there are no claims beyond the litigation risks reported in the provisions that may be significant with regard to the Group’s business and its financial position and performance.

36.2. Commitments

As in the previous year, there are no commitments arising under guarantees.

36.3. Other financial obligations

Other financial obligations as of December 31, 2023, are as follows:

€ thousand	up to 1 year	between 1 and 5 years	more than 5 years	Total
Software and licenses	717	631	0	1,349
Incidental rental costs	123	367	27	517
Other	251	344	99	694
Total	1,091	1,342	126	2,559

The significant amount in financial obligations from software and licenses includes an agreement for the use of SAP. The other obligations are primarily service contracts.

In addition, there are financial obligations from outstanding purchase orders for intangible assets and Property, plant and equipment in the following amounts:

€ thousand	December 31, 2023
Intangible assets	12
Property, plant and equipment	3,866
Total	3,878